Loans and advances to customers - Post-model adjustments (Details) 20-F 2021 - Financial assets at amortized cost category - Impairment losses $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Loans and advances - Customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	$ (613)
Loans and advances - Customers | Impairment overlay
Financial assets
Post-model adjustments or overlay	(845)
Commercial, financial and industrial loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(558)
Commercial, financial and industrial loans | Impairment overlay
Financial assets
Post-model adjustments or overlay	(572)
Public sector loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(1)
Securitized mortgage assets | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	30
Loans to customers | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(84)
Loans to customers | Impairment overlay
Financial assets
Post-model adjustments or overlay	(273)
Installment loans to individuals - Revolving consumer credit cards loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	(67)
Installment loans to individuals - Revolving consumer credit cards loans | Impairment overlay
Financial assets
Post-model adjustments or overlay	(273)
Installment loans to individuals - Non-revolving consumer loans | Macroeconomic overlay
Financial assets
Post-model adjustments or overlay	$ (17)